Supplemental Balance Sheet Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories
Raw materials and supplies	$ 615,101	$ 219,487
Work-in-process	207,614	47,707
Finished goods	511,144	182,669
Total inventories	1,333,859	449,863
Other current assets
Cost in excess of billings	124,447	54,701
Prepaid expenses	89,022	42,831
Deferred income taxes	82,614	60,899
Other current assets	38,434	10,260
Total other current assets	334,517	168,691
Property, plant and equipment, net
Land and land improvements	248,554	41,111
Buildings and leasehold improvements	474,357	244,246
Machinery and equipment	1,073,066	692,930
Construction in progress	102,946	40,251
Total property, plant and equipment	1,898,923	1,018,538
Accumulated depreciation and amortization	710,736	631,013
Total property, plant and equipment, net	1,188,187	387,525	329,435
Other non-current assets
Asbestos-related insurance receivable	131,010	0
Deferred income taxes	68,655	0
Other non-current assets	252,760	94,750
Total other non-current assets	452,425	94,750
Other current liabilities
Deferred revenue and customer deposits	127,149	10,151
Dividends payable	94,967
Billings in excess of cost	61,126	17,732
Accrued warranty	54,337	29,355
Other current liabilities	440,627	166,470
Total other current liabilities	778,206	223,708
Other non-current liabilities
Asbestos-related liabilities	278,918	630
Taxes payable	50,509	26,470
Other non-current liabilities	165,680	96,409
Total other non-current liabilities	$ 495,107	$ 123,509